Non-Current Investments (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Listed investments	[1]	$ 7.8	$ 4.4
Unlisted investments		3.1	1.1
Investments held by environmental trust funds	[2]	35.0	30.5
Equity investees	[3]	129.1	250.5
Non-current investments		$ 175.0	$ 286.5

[1]	Listed investments consist mainly of: December 31, 2015 December 31, 2014 Number of shares Market value, $ per share Number of shares Market value, $ per share Radius Gold Incorporated 3,625,124 0.05 3,625,124 0.07 Gran Columbia Gold Corporation 63,410 0.11 63,410 0.34 Sibanye Gold 856,330 1.59 856,330 1.92 Orsu Metals Corp. 26,134,919 0.01 26,134,919 0.02 Clancy Exploration Ltd. 17,764,783 0.01 17,764,783 0.01 Tocqueville Bullion Reserve Ltd. 1,339 1,043.64 1,339 1,178.73 Hummingbird Resources 21,258,503 0.19 - - Details of the listed investments are as follows: December 31, 2015 December 31, 2014 Fair value 7.8 4.4 Less: Cost 6.9 3.9 Net unrealized gain 0.9 0.5 The net gain comprises: Gross unrealized gains 1.1 0.7 Gross unrealized losses (0.2) (0.2) 0.9 0.5 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months 2 3 Realized gain reclassified from equity on disposal of listed investments ($ million) - 1.8 Investments acquired during fiscal 2015 comprised Consolidated Woodjam Copper Corporation. The investment comprised of 12,285,463 shares, which were acquired for $0.4 million. No investments were disposed during fiscal 2015. As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $nil million (fiscal 2014: $1.8 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of investments and subsidiaries in the consolidated statement of operations.
[2]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing term deposits and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's South African and Ghanaian mines. While the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 17, "Provision for Environmental Rehabilitation".
[3]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2015 December 31, 2014 December 31, 2015 December 31, 2014 Far South East Exploration 40.0 40.0 128.6 * Rusoro Mining Limited Gold mining 26.4 26.4 5.0 1.8 Bezant Resources Plc1 Exploration 21.6 21.6 0.5 1.3 Hummingbird Resources Plc2 Exploration - 25.1 - 10.9 * - Not readily determinable. (1) During fiscal 2014, the investment in Bezant Resources Plc was impaired by $7.4 million to its fair value, as determined by its quoted market price. This impairment is considered other than temporary as the carrying value has been below the fair value for an extended period of time. (2) During fiscal 2014, Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).